ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE PRIME RESERVE FUND
Unaudited		February 29, 2008
Portfolio of Investments ‡
(Amounts in 000s)	$ Par	Value

ASSET BACKED SECURITIES 0.5%
Capital Auto Receivables Asset Trust
Series 2008-1, Class A1
3.386%, 2/15/09 (1)	14,900	14,900
DaimlerChrysler Auto Trust
Series 2008-A, Class A1
3.152%, 3/9/09 (1)	8,400	8,400
Ford Credit Auto Owner Trust
Series 2007-B, Class A1
5.292%, 10/15/08 (1)	4,025	4,025
Ford Credit Auto Owner Trust
Series 2008-A, Class A1
4.018%, 2/13/09 (1)	5,515	5,515
Total Asset Backed Securities (Cost $32,840)		32,840
BANK NOTE 2.9%
BB&T, 4.81%, 5/19/08	35,750	35,750
Key Bank, 4.412%, 3/18/08	5,750	5,748
National City Bank, VR, 3.119%, 3/13/08	21,500	21,500
National City Bank, VR, 3.204%, 5/2/08	4,750	4,751
PNC Bank, VR, 3.069%, 6/17/08	27,000	26,998
Regions Bank, 3.00%, 3/25/08	12,750	12,750
U.S. Bank, 2.90%, 5/13/08	49,750	49,750
Wells Fargo Bank, 3.00%, 3/13/08	25,000	25,000
Total Bank Note (Cost $182,247)		182,247
CERTIFICATES OF DEPOSIT 17.7%
Domestic 3.0% (2)
Bank of New York, VR, 3.132%, 5/2/08	1,750	1,750
Citibank, 3.23%, 4/24/08	9,750	9,750
DEPFA Bank, 3.08%, 3/14/08	33,500	33,500
DEPFA Bank, 3.09%, 3/3/08	4,000	4,000
Dexia Credit, 3.05%, 3/25/08	60,750	60,750
Dexia Credit, VR, 3.075%, 3/28/08	3,500	3,500
Marshall & Ilsley Bank, 4.35%, 4/10/08	19,750	19,752
PNC Bank, VR, 3.464%, 2/23/09	11,750	11,750
Wachovia Bank, VR, 4.653%, 1/12/09	13,000	13,000
Wilmington Trust, 3.75%, 6/18/08	3,000	3,000
Wilmington Trust, 4.37%, 5/19/08	22,000	22,002
Wilmington Trust, 4.75%, 6/26/08	6,000	6,000
		188,754
Eurodollar 4.2% (3)
ABN AMRO Bank (London), 3.12%, 3/5/08	53,000	53,000
Banco Santander, 2.96%, 8/8/08	18,000	18,002
Barclays Bank, 3.193%, 7/24/08	52,750	52,750
BBVA Finance (Delaware), 4.05%, 7/11/08	18,000	18,000
Credit Agricole, 3.75%, 7/22/08	20,000	20,000
HSBC Bank, 3.40%, 7/24/08	27,000	27,022
Lloyds TSB Bank, 3.00%, 5/12/08	67,000	67,000
National Australia Bank, 3.08%, 4/4/08	4,000	4,000
		259,774
Yankee 10.5% (4)
Allied Irish Bank, 3.20%, 7/23/08	24,750	24,750
Banco Bilbao Vizcaya, 4.90%, 3/24/08	4,750	4,750
Banco Bilbao Vizcaya, 5.415%, 3/17/08	22,750	22,750
Bank of Ireland, VR, 3.439%, 1/30/09	11,750	11,750
Bank of Montreal (Chicago), 5.16%, 3/4/08	38,750	38,750
Bank of Nova Scotia, 2.95%, 5/13/08	18,000	18,000
Bank of Nova Scotia, VR, 3.086%, 4/2/08	17,000	17,000
Bank of Scotland, 5.14%, 3/13/08	12,000	12,000
Barclays Bank, 5.07%, 3/3/08	16,750	16,750
BNP Paribas, 5.10%, 3/11/08	5,000	5,000
BNP Paribas, 5.25%, 4/10/08	21,750	21,781
BNP Paribas, VR, 3.084%, 7/3/08	5,000	4,999
Calyon (New York), 4.94%, 3/14/08	46,750	46,750
Canadian Imperial Bank of Commerce, VR, 3.211%, 3/17/08	32,000	32,002
Deutsche Bank, 3.80%, 4/17/08	49,000	49,000
Fortis Bank, 3.25%, 4/25/08	11,000	11,000
Fortis Bank, 4.00%, 7/11/08	37,250	37,250
HBOS Treasury Services (New York), 5.40%, 7/30/08	2,000	2,005
National Bank of Canada, VR, 3.369%, 2/27/09	19,000	19,000
National Bank of Canada, VR, 3.443%, 7/8/08	6,900	6,900
Nordea Bank Finland, 4.61%, 11/5/08	13,750	13,826
Rabobank Nederland, 3.07%, 3/19/08	22,000	22,000
Rabobank Nederland, 5.00%, 3/10/08	49,750	49,750
Royal Bank of Canada, VR, 3.089%, 4/3/08	26,500	26,499
Royal Bank of Canada, VR, 3.089%, 4/4/08	9,000	9,000
Royal Bank of Scotland, VR, 3.065%, 3/26/08	5,000	5,000
Royal Bank of Scotland, VR, 3.089%, 4/3/08	2,000	2,000
Skandinaviska Enskilda Banken, 3.815%, 4/22/08	27,750	27,750
Swedbank, VR, 3.094%, 4/3/08	7,750	7,750
Toronto-Dominion Bank, 5.10%, 3/31/08	35,750	35,750
UBS AG Stamford, 4.75%, 5/7/08	59,750	59,750
		661,262
Total Certificates of Deposit (Cost $1,109,790)		1,109,790
COMMERCIAL PAPER 53.2%
4(2) 39.5% (5)
Alpine Securitization, 3.20%, 4/25/08	30,000	29,853
Alpine Securitization, 3.23%, 4/10/08	18,000	17,935
Alpine Securitization, 3.25%, 4/23/08	11,500	11,445
Alpine Securitization, 4.11%, 4/14/08	6,000	5,970
Anheuser-Busch, 3.25%, 3/28/08	13,655	13,622
AT&T, 2.92%, 3/20/08	20,750	20,718
AT&T, 3.10%, 3/3/08	1,081	1,081
Atlantic Asset Securitization, 3.10%, 5/16/08	15,000	14,902
Atlantic Asset Securitization, 3.15%, 3/3/08	4,750	4,749
Atlantic Asset Securitization, 3.15%, 4/18/08	18,000	17,924
Atlantic Asset Securitization, 3.20%, 5/1/08	21,750	21,632
Atlantic Asset Securitization, 3.90%, 4/11/08	21,000	20,907
Bank of America Credit Card Trust, 4.00%, 4/4/08	31,000	30,883
Bank of America Credit Card Trust, 4.03%, 4/10/08	3,250	3,235
Bank of America Credit Card Trust, 4.40%, 4/7/08	22,250	22,149
Bank of America Credit Card Trust, 5.60%, 3/13/08	6,750	6,737
Bank of America Credit Card Trust, 5.65%, 3/7/08	14,750	14,736
Bank of Ireland, 3.82%, 4/15/08	4,500	4,479
Bank of Ireland, 4.18%, 4/9/08	1,000	995
BASF Group, 4.01%, 5/15/08	32,193	31,924
BMW U.S. Capital, 3.83%, 3/19/08	4,500	4,491
BP Capital Markets, 4.20%, 3/28/08	50,000	49,843
Bryant Park Funding, 3.18%, 3/14/08	4,000	3,995
Bryant Park Funding, 3.20%, 4/21/08	30,000	29,864
Bryant Park Funding, 3.25%, 3/17/08	14,000	13,980
Bryant Park Funding, 3.25%, 3/25/08	14,000	13,970
Bryant Park Funding, 3.70%, 4/22/08	14,941	14,861
Bryant Park Funding, 5.10%, 3/13/08	4,750	4,742
Cafco, 3.17%, 5/16/08	11,000	10,926
Cafco, 3.30%, 4/18/08	46,600	46,395
Cafco, 3.90%, 3/13/08	4,000	3,995
Cafco, 4.18%, 3/14/08	21,000	20,968
Cargill Global Funding, 3.05%, 3/20/08	22,700	22,663
Chariot Funding, 3.15%, 3/5/08	22,750	22,742
Chariot Funding, 3.25%, 3/17/08	37,000	36,947
Chariot Funding, 3.25%, 3/25/08	9,000	8,981
Chariot Funding, 5.05%, 3/18/08	15,000	14,964
Ciesco, 3.15%, 3/18/08	3,000	2,996
Ciesco, 3.15%, 3/28/08	4,000	3,991
Ciesco, 3.17%, 5/28/08	29,250	29,023
Ciesco, 3.20%, 7/25/08	34,750	34,299
Ciesco, 3.25%, 3/6/08	7,100	7,097
Ciesco, 4.18%, 3/14/08	2,000	1,997
Citibank Credit Card Issuance Trust, 3.35%, 4/29/08	59,900	59,571
Citibank Credit Card Issuance Trust, 4.00%, 4/18/08	22,850	22,728
Citibank Credit Card Issuance Trust, 4.38%, 4/14/08	1,250	1,243
Colgate-Palmolive, 2.96%, 3/6/08	16,536	16,529
CRC Funding, 3.14%, 3/26/08	10,750	10,727
CRC Funding, 3.15%, 3/17/08	4,500	4,494
CRC Funding, 3.15%, 4/10/08	24,000	23,916
CRC Funding, 3.16%, 5/29/08	39,750	39,439
CRC Funding, 3.30%, 3/20/08	3,150	3,145
CRC Funding, 3.55%, 3/20/08	1,600	1,597
Danske, 2.93%, 5/27/08	31,750	31,525
Danske, 4.25%, 3/11/08	7,000	6,992
Du Pont de Nemours & Co., 2.91%, 3/19/08	14,500	14,479
Eksportfinans, 2.85%, 5/13/08	39,750	39,520
Eksportfinans, 4.64%, 5/7/08	13,750	13,631
Fairway Finance, 3.23%, 3/3/08	20,000	19,996
Fairway Finance, 3.40%, 3/14/08	13,750	13,733
Fairway Finance, 4.19%, 3/7/08	39,000	38,973
Fairway Finance, 5.15%, 3/5/08	2,000	1,999
Fairway Finance, 5.20%, 3/14/08	9,000	8,983
Falcon Asset Securitization, 3.10%, 4/10/08	5,000	4,983
Falcon Asset Securitization, 3.15%, 3/3/08	4,750	4,749
Falcon Asset Securitization, 3.15%, 5/2/08	43,750	43,513
Falcon Asset Securitization, 3.25%, 3/20/08	26,000	25,955
Falcon Asset Securitization, 3.30%, 4/29/08	1,000	995
Genentech, 2.92%, 3/5/08	18,200	18,194
Grampian Funding, 3.10%, 6/3/08	13,000	12,895
Grampian Funding, 3.12%, 5/27/08	36,000	35,729
Grampian Funding, 4.85%, 3/25/08	29,750	29,654
Harley Davidson Funding, 2.84%, 5/23/08	20,000	19,869
Hartford Financial Services Group, 3.07%, 3/11/08	16,000	15,986
John Deere Capital, 3.75%, 3/27/08	18,000	17,951
Jupiter Securitization, 3.08%, 4/7/08	20,000	19,937
Jupiter Securitization, 3.18%, 3/4/08	30,000	29,992
Jupiter Securitization, 3.30%, 3/17/08	17,800	17,774
Kitty Hawk Funding, 3.12%, 3/10/08	17,000	16,987
Kitty Hawk Funding, 3.25%, 3/18/08	5,758	5,749
Kitty Hawk Funding, 3.30%, 4/25/08	6,000	5,970
Kitty Hawk Funding, 4.80%, 3/19/08	48,000	47,885
Lehman Brothers, 3.15%, 3/31/08	28,750	28,675
MassMutual Life Insurance, 3.03%, 3/12/08	22,000	21,980
MassMutual Life Insurance, 3.03%, 3/18/08	13,000	12,981
MassMutual Life Insurance, 3.05%, 3/13/08	11,000	10,989
MassMutual Life Insurance, 3.05%, 3/25/08	11,700	11,676
Natixis, 3.07%, 3/4/08	69,750	69,732
Nestle Finance France, 2.81%, 6/9/08	19,665	19,512
Nestle Finance France, 2.82%, 5/12/08	49,750	49,469
New York Life Capital, 2.93%, 3/20/08	27,000	26,958
New York Life Capital, 2.93%, 4/4/08	27,000	26,925
Old Line Funding, 3.14%, 4/14/08	35,000	34,866
Old Line Funding, 3.25%, 4/18/08	29,250	29,123
Old Line Funding, 3.32%, 3/14/08	7,000	6,992
Old Line Funding, 3.40%, 3/14/08	11,750	11,736
Old Line Funding, 5.40%, 3/7/08	1,000	999
Park Avenue Receivables, 3.10%, 3/5/08	3,000	2,999
Park Avenue Receivables, 3.10%, 3/10/08	10,000	9,992
Park Avenue Receivables, 3.15%, 4/29/08	39,000	38,799
Park Avenue Receivables, 3.20%, 3/6/08	11,250	11,245
Park Avenue Receivables, 3.30%, 3/27/08	18,000	17,957
Park Avenue Receivables, 5.00%, 3/13/08	3,000	2,995
PepsiCo, 2.90%, 3/10/08	30,000	29,978
Pfizer, 4.41%, 5/7/08	1,000	992
Ranger Funding, 3.12%, 3/11/08	17,500	17,485
Ranger Funding, 3.20%, 4/22/08	3,599	3,582
Ranger Funding, 3.25%, 3/18/08	10,050	10,035
Ranger Funding, 3.26%, 4/17/08	12,000	11,949
Ranger Funding, 3.27%, 3/26/08	11,000	10,975
Ranger Funding, 4.10%, 4/18/08	27,750	27,598
Ranger Funding, 5.00%, 4/18/08	1,603	1,592
Royal Bank of Scotland, 4.82%, 6/12/08	46,250	45,612
Sanofi Aventis, 2.95%, 3/5/08	14,699	14,694
Skandinaviska Enskilda Banken, 3.17%, 7/25/08	6,750	6,663
Solitaire Funding, 3.20%, 5/14/08	30,000	29,803
Solitaire Funding, 3.20%, 5/28/08	5,000	4,961
Solitaire Funding, 3.25%, 4/15/08	7,000	6,972
Solitaire Funding, 3.50%, 4/15/08	12,450	12,396
Solitaire Funding, 4.55%, 3/3/08	3,000	2,999
Solitaire Funding, 4.62%, 4/17/08	18,000	17,891
Solitaire Funding, 5.00%, 3/19/08	5,000	4,988
Sysco, 3.75%, 4/15/08	33,750	33,592
Toronto-Dominion Bank, 3.01%, 3/7/08	9,000	8,996
Total Fina Elf Capital, 4.25%, 3/28/08	43,500	43,361
Tulip Funding, 3.14%, 5/30/08	7,000	6,945
Tulip Funding, 3.17%, 5/7/08	38,750	38,521
Tulip Funding, 3.30%, 3/18/08	25,000	24,961
Variable Funding Capital, 3.16%, 3/11/08	18,750	18,734
Variable Funding Capital, 3.21%, 4/1/08	5,000	4,986
Variable Funding Capital, VR, 3.188%, 3/7/08	29,000	29,000
Westpac Banking, 5.01%, 3/7/08	12,750	12,739
Westpac Trust Securities, VR, 3.305%, 1/28/09	27,000	27,000
Yorktown Capital, 3.26%, 4/18/08	22,750	22,651
Yorktown Capital, 3.28%, 3/10/08	38,750	38,718
Yorktown Capital, 4.10%, 4/18/08	21,000	20,885
Yorktown Capital, 5.25%, 3/19/08	1,000	997
		2,487,444
Non-4(2) 13.7%
American General Finance, 3.00%, 3/27/08	26,000	25,944
Australia & New Zealand Banking, 4.51%, 4/7/08	12,000	11,944
Bank of America, 4.26%, 3/26/08	500	499
Canadian Wheat Board, 4.15%, 3/18/08	4,900	4,890
CBA Finance (Delaware), 4.00%, 4/15/08	6,000	5,970
CBA Finance (Delaware), 4.28%, 4/9/08	12,250	12,193
CBA Finance (Delaware), 4.52%, 4/2/08	17,000	16,932
CBA Finance (Delaware), 4.70%, 3/14/08	7,000	6,988
Citigroup Funding, 3.10%, 3/19/08	16,000	15,975
Citigroup Funding, 4.85%, 3/14/08	39,750	39,680
Cornell University, 3.00%, 3/19/08	11,000	10,984
Daimlerchrysler Revolving Auto Conduit, 3.12%, 4/9/08	12,750	12,707
Daimlerchrysler Revolving Auto Conduit, 3.15%, 5/9/08	4,750	4,721
Daimlerchrysler Revolving Auto Conduit, 3.20%, 4/9/08	5,750	5,730
Daimlerchrysler Revolving Auto Conduit, 3.20%, 5/9/08	13,900	13,815
Daimlerchrysler Revolving Auto Conduit, 3.50%, 4/2/08	4,000	3,988
Dexia Delaware, 3.065%, 3/4/08	5,000	4,999
DnB NOR Bank, 3.00%, 5/30/08	3,750	3,722
DnB NOR Bank, 3.01%, 5/30/08	16,000	15,880
DnB NOR Bank, 4.65%, 3/31/08	15,500	15,440
Duke University, 3.00%, 3/4/08	11,934	11,931
Electricite de France, 4.40%, 3/5/08	17,300	17,292
FCAR Owner Trust, 4.82%, 3/19/08	8,000	7,981
FCAR Owner Trust, 5.30%, 3/26/08	5,000	4,982
FCAR Owner Trust II, 3.26%, 4/25/08	27,500	27,363
FCAR Owner Trust II, 3.46%, 3/20/08	6,000	5,989
FCAR Owner Trust II, 3.50%, 3/31/08	22,550	22,484
FCAR Owner Trust II, 4.06%, 6/24/08	10,000	9,870
FCAR Owner Trust II, 4.45%, 4/14/08	4,000	3,978
FCAR Owner Trust II, 5.51%, 3/27/08	1,000	996
GE, 3.02%, 3/27/08	25,000	24,945
GE Capital, 4.78%, 3/25/08	25,000	24,920
Harvard University, President & Fellows, 4.07%, 3/10/08	5,800	5,794
HSBC U.S.A., 4.615%, 3/28/08	7,000	6,976
ING Funding, 3.75%, 5/20/08	14,500	14,379
ING Funding, 4.27%, 4/10/08	3,000	2,986
ING Funding, 4.67%, 3/31/08	30,000	29,883
International Lease Finance, 3.00%, 3/14/08	10,750	10,738
International Lease Finance, 3.01%, 3/11/08	6,000	5,995
International Lease Finance, 4.03%, 3/20/08	23,000	22,951
Intesa Funding, 4.31%, 4/8/08	3,750	3,733
Intesa Funding, 4.70%, 6/9/08	16,750	16,531
Johns Hopkins University, 3.15%, 3/25/08	4,600	4,600
JPMorgan Chase, 3.10%, 3/24/08	25,000	24,950
JPMorgan Chase, 3.10%, 3/28/08	18,000	17,958
KBC Financial Products, 2.97%, 5/15/08	35,000	34,783
Merrill Lynch, 4.48%, 3/20/08	24,750	24,691
Morgan Stanley Dean Witter, 5.01%, 3/20/08	10,250	10,223
New York State Power Authority, 3.00%, 3/19/08	5,000	4,993
Nordea North America, 2.825%, 4/15/08	20,000	19,929
NStar Electric, 2.95%, 3/6/08	14,000	13,994
Procter & Gamble International Funding, 4.18%, 3/13/08	10,000	9,986
Procter & Gamble International Funding, 4.43%, 3/14/08	1,750	1,747
Queensland Treasury, 3.04%, 3/6/08	20,000	19,992
Queensland Treasury, 4.45%, 3/6/08	5,000	4,997
Queensland Treasury, 4.50%, 3/5/08	10,750	10,745
Rabobank Financial, 3.10%, 3/14/08	12,250	12,236
San Paolo IMI U.S. Financial, 3.81%, 4/15/08	4,000	3,981
Siemens Capital, 4.10%, 3/31/08	3,000	2,990
Siemens Capital, 4.26%, 3/31/08	36,750	36,620
Toyota Credit Puerto Rico, 4.02%, 5/9/08	50,000	49,615
Toyota Motor Credit, 4.50%, 3/13/08	5,900	5,891
Wrigley, 2.92%, 3/10/08	2,000	1,999
Yale University, 3.00%, 3/7/08	26,395	26,382
		859,000
Total Commercial Paper (Cost $3,346,444)		3,346,444
FUNDING AGREEMENTS 0.3%
Genworth Life Insurance, VR, 4.523%, 4/11/08
Acquisition Date: 4/10/07, Acquisition Cost $14,000 (6)	14,000	14,000
Transamerica Occidental Life Insurance, VR, 3.414%, 9/30/08
Acquisition Date: 11/1/04, Acquisition Cost $5,000 (6)	5,000	5,000
Total Funding Agreements (Cost $19,000)		19,000
MEDIUM-TERM NOTES 17.5%
Allied Irish Bank, VR, 3.099%, 8/18/08 (1)	23,000	23,000
Allstate Life Global Funding II, VR, 3.144%, 9/4/08	6,000	6,000
Allstate Life Global Funding II, VR, 4.83%, 6/30/08	26,000	26,002
American General Finance, VR, 4.988%, 6/27/08	4,000	4,002
American Honda Finance, VR, 4.347%, 4/14/08 (1)	20,000	20,000
American Honda Finance, VR, 4.616%, 7/7/08 (1)	11,100	11,100
American Honda Finance, VR, 4.904%, 6/23/08 (1)	2,500	2,500
Anglo Irish Bank, VR, 3.181%, 9/5/08 (1)	21,000	21,000
Australia & New Zealand Banking, VR, 3.155%, 8/22/08 (1)	32,400	32,400
Banco Santander Totta, VR, 3.129%, 8/15/08 (1)	31,000	31,000
Bank of Ireland, 3.109%, 8/18/08	29,500	29,500
Bank of New York Mellon, VR, 3.124%, 9/11/08 (1)	25,000	25,000
BBVA U.S. Senior Unipersonal, VR, 4.018%, 4/17/08 (1)	2,750	2,751
BMW U.S. Capital, VR, 3.141%, 9/4/08 (1)	29,000	29,000
BNP Paribas, VR, 3.06%, 5/19/08 (1)	35,000	35,000
Caterpillar Financial Services, VR, 3.314%, 10/28/08	11,750	11,743
Citigroup, VR, 3.162%, 5/2/08	25,000	25,003
Danske Bank, VR, 3.084%, 8/19/08 (1)	10,000	10,000
GE Capital, 8.625%, 6/15/08	9,750	9,850
GE Capital, VR, 3.176%, 5/19/08	6,000	6,001
GE Capital, VR, 3.215%, 4/11/08	18,500	18,502
Goldman Sachs, VR, 3.314%, 8/4/08	34,500	34,500
HBOS Treasury Services, VR, 3.165%, 9/8/08	12,750	12,750
HBOS Treasury Services, VR, 3.208%, 9/5/08 (1)	36,750	36,750
IBM, VR, 3.104%, 9/2/08 (1)	30,750	30,749
Intesa Bank Ireland, VR, 3.145%, 8/22/08	29,800	29,800
Irish Life & Permanent, VR, 3.158%, 8/21/08 (1)	35,700	35,700
Jackson National Life Global Funding, 3.50%, 1/22/09 (1)	2,700	2,693
JPMorgan Chase, VR, 3.134%, 9/2/08	21,000	21,000
Kimberly Clark, 4.42%, 12/19/08 (1)	18,750	18,731
Kommunalkredit Austria, VR, 3.175%, 9/8/08 (1)	37,250	37,250
Lehman Brothers, VR, 4.878%, 9/26/08	13,000	13,000
Links Finance, VR, 4.413%, 7/11/08 (1)	11,900	11,900
Merrill Lynch, VR, 3.259%, 8/15/08	15,000	15,000
MetLife Global Funding I, 3.80%, 1/20/09 (1)	19,750	19,750
Minnesota Mining & Manufacturing, VR, 5.827%, 12/12/08 (1)	55,000	55,980
Morgan Stanley, VR, 5.201%, 3/7/08	24,880	24,881
National Australia Bank, VR, 3.208%, 9/5/08 (1)	42,000	41,976
Nationwide Building Society, VR, 3.278%, 9/7/08 (1)	27,500	27,500
Nationwide Life Global Funding, VR, 3.124%, 8/27/08 (1)	33,500	33,500
Pacific Life Global Funding, VR, 4.523%, 8/8/08 (1)	26,750	26,750
Pricoa Global Funding I, VR, 3.124%, 8/27/08 (1)	34,900	34,900
Proctor & Gamble, VR, 3.135%, 2/19/09	24,500	24,500
Royal Bank of Canada, VR, 3.151%, 9/5/08 (1)	2,000	2,000
Royal Bank of Scotland, VR, 4.453%, 4/11/08 (1)	7,750	7,749
Sigma Finance, VR, 3.135%, 4/10/08 (1)	13,000	13,000
SLM Corporation, VR, 3.154%, 5/12/08 (1)	37,750	37,750
Svenska Handelsbanken, VR, 3.101%, 8/20/08 (1)	19,900	19,900
Toyota Motor Credit, VR, 4.248%, 4/15/08	5,000	5,000
Unicredito Italian Bank of Ireland, VR, 4.433%, 8/8/08 (1)	33,500	33,500
Wachovia, 3.625%, 2/17/09	3,750	3,750
Westpac Banking, VR, 3.171%, 9/5/08 (1)	10,000	10,000
Total Medium-Term Notes (Cost $1,101,563)		1,101,563

MUNICIPAL SECURITIES 6.0%
Brazos Higher Ed. Auth., VRDN, 3.39%, 6/1/39	9,000	9,000
Catholic Health Initiatives, TECP, 3.00%, 5/21/08	17,750	17,750
Catholic Health Initiatives, TECP, 3.08%, 6/5/08	15,250	15,250
Catholic Health Initiatives, TECP, 4.35%, 4/3/08	5,750	5,750
Catholic Health Initiatives, TECP, 4.85%, 5/2/08	2,250	2,250
Catholic Health Initiatives, TECP, 4.85%, 5/2/08	1,100	1,100
Colorado Housing Fin. Auth, Multi-Family, VRDN
5.00%, 10/1/36	7,730	7,730
Colorado Housing Fin. Auth, Multi-Family, VRDN
5.00%, 10/1/38	15,460	15,460
Colorado Housing Fin. Auth., Single Family, VRDN
5.00%, 11/1/33	1,340	1,340
Colorado Housing Fin. Auth, Single Family, VRDN
5.00%, 11/1/34	4,040	4,040
Colorado Housing Fin Auth, Single Family, VRDN
5.00%, 5/1/35	21,755	21,755
Colorado Housing Fin. Auth, Single Family, VRDN
5.00%, 11/1/36	5,770	5,770
Colorado Housing Fin. Auth., Single Family, VRDN
5.00%, 5/1/38	8,000	8,000
Gaithersburg, Asbury Obligation Group, VRDN, 3.15%, 1/1/36	8,870	8,870
Maryland CDA, VRDN, 4.05%, 9/1/31	27,310	27,310
Miami-Dade County IDA, South Florida Stadium Corp., VRDN
3.95%, 7/1/31	29,350	29,350
Mississippi, Nissan, GO, VRDN, 3.25%, 11/1/28	34,925	34,925
Ohio Housing Fin. Agency, VRDN, 3.15%, 9/1/29	14,000	14,000
Pennsylvania Housing Fin. Agency, Single Family
VRDN, 3.12%, 4/1/38	12,805	12,805
Pennsylvania Housing Fin. Agency, Single Family
VRDN, 3.25%, 4/1/38	7,250	7,250
Southern Ute Indian Tribe, VRDN, 3.25%, 1/1/27	12,600	12,600
Tennessee, GO, TECP, 3.15%, 4/7/08	12,190	12,190
Texas, Veterans Housing, VRDN, 3.10%, 12/1/23	7,985	7,985
Texas, Veterans Housing, VRDN, 3.12%, 12/1/27	12,560	12,560
Texas, Veterans Housing, VRDN, 3.15%, 12/1/09	4,275	4,275
Texas, Veterans Housing, VRDN, 3.15%, 6/1/21	23,765	23,765
Texas, Veterans Housing, VRDN, 3.15%, 12/1/26	13,390	13,390
Univ. of North Carolina Board of Governors, Chapel Hill, TECP
4.75%, 3/7/08	3,469	3,469
Virginia HDA, Single Famiily, VRDN, 5.00%, 1/1/46	35,500	35,500
Total Municipal Securities (Cost $375,439)		375,439

U.S. GOVERNMENT AGENCY OBLIGATIONS 1.2% (7)
Federal Home Loan Bank, 2.75%, 2/20/09	12,000	12,000
Federal Home Loan Bank, 2.90%, 3/17/09	14,000	14,000
Federal Home Loan Bank, 4.26%, 3/7/08	23,525	23,508
Federal Home Loan Mortgage, 3.70%, 3/10/08	24,000	23,978
Federal National Mortgage Assn., 3.62%, 3/12/08	100	100
Total U.S. Government Agency Obligations (Cost $73,586)		73,586

Total Investments in Securities
99.3% of Net Assets (Cost $6,240,909)		$6,240,909

‡	Denominated in U.S. dollars unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$813,619 and represents 12.9% of net assets.
(2)	Domestic certificates of deposit are issued by domestic branches of U.S. banks.
(3)	Eurodollar certificates of deposit are issued by foreign branches of U.S. or foreign banks.
(4)	Yankee certificates of deposit are issued by U.S. branches of foreign banks.
(5)	Commercial paper exempt from registration under Section 4(2) of the Securities
Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors" -- total value of such securities at period end amounts to $2,487,444 and represents 39.5% of net assets.
(6)	Security cannot be offered for public resale without first being registered under the
Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to 19,000 and represents 0.3% of net assets.
(7)	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
CDA	Community Development Administration/Authority
GO	General Obligation
HDA	Housing Development Authority
IDA	Industrial Development Authority/Agency
TECP	Tax-Exempt Commercial Paper
VR	Variable Rate; rate shown is effective rate at period-end.
VRDN	Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price (generally par)
on specified dates (generally daily or weekly) upon required notification; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Prime Reserve Fund
Unaudited	February 29, 2008
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Prime Reserve Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks preservation of capital, liquidity, and, consistent with these, the highest possible current income.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

Securities are valued at amortized cost. Assets and liabilities for which such valuation procedures are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning June 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

NOTE 3 - FEDERAL INCOME TAXES

At February 29, 2008, the cost of investments for federal income tax purposes was $6,240,909,000.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Prime Reserve Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	April 23, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	April 23, 2008

By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date	April 23, 2008